S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 10, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Our Sponsor
Our sponsor, Gores Sponsor XII LLC, is a Cayman Islands exempted limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the
Limited Liability Companies
Act (As Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company. An entity controlled by Alec Gores, our Chairman, is the sole managing member of our sponsor and Mr. Gores indirectly controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, other than Mr. Gores, no other person has a direct or indirect material interest in our sponsor. An entity controlled by Mr. Gores owns all of the membership interests in our sponsor, which represents 100% of the economic interests in our sponsor. Other than our managemen
t
team, none of the other members of our sponsor will participate in our company’s activities, and there are no other members of our sponsor other than as described above.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us t
o our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Gores Sponsor XII LLC	8,970,000 Class B ordinary shares
(1)
	(of which 1,170,000 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 75,000 Class B ordinary shares will be transferred to our independent director nominees)	$25,000 or approximately $0.003 per founder share

	225,000 private placement shares (including if the underwriter’s over-allotment option is exercised in full)	$2,250,000 (including if the underwriter’s over-allotment option is exercised in full) ($10.00 per share)

	Up to $600,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses

Independent director nominees	75,000 Class B ordinary shares	Approximately $75.00 each, or $0.003 per share, for service as independent director

Sponsor, officers or directors, or our or their affiliates	$20,000 per month	Payment to an affiliate of our sponsor of $20,000 per month, for up to the duration of the completion window, for office space, utilities and secretarial and administrative support

Up to $1,500,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement shares at a conversion price of $10.00 per share
(2)
Reimbursement for any
out-of-pocket
expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on our behalf.
(3)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination
Payment of fees and reimbursement of out-of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted
basis, at 20.00% of our issued and outstanding ordinary shares (excluding the private placement shares) upon consummation of this offering. As described below under “Offering—Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders”.

(2)
The $10.00 per private placement share conversion price for such working capital loans may potentially be significantly less than the market price of our units at the time the lenders elect to convert their working capital loans into private placement shares. Therefore, such private placement share issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—We may issue our shares to investors in connection with our initial business combination at a price which is less than the prevailing market price of our shares at that time.”

(3)
For more information, also see “Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.
”

SPAC Sponsor, Controlling Persons [Table Text Block]	An entity controlled by Alec Gores, our Chairman, is the sole managing member of our sponsor and Mr. Gores indirectly controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor, Conflicts of Interest [Table Text Block]	The Gores Group manages several investment vehicles. Funds managed by Gores or its affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities.